Related Party Transactions (Details) - USD ($)																		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 21, 2025	Feb. 11, 2025	Jan. 13, 2025	Dec. 31, 2024	Jul. 24, 2024	May 06, 2024	Mar. 07, 2024	Mar. 04, 2024	Feb. 14, 2024	Nov. 15, 2023	Nov. 13, 2023	Feb. 15, 2023	Feb. 14, 2023	Jan. 27, 2023	Jan. 20, 2023	May 05, 2022	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 16, 2024	Oct. 18, 2024	Jan. 15, 2024
Related Party Transactions [Line Items]
Referral fee																	$ 1,800,000
Referral fee percentage																	2.00%
Accounts payable	$ 6,599,927				$ 8,870,324												$ 900,000		$ 6,599,927		$ 8,870,324	$ 4,033,208
Owes fee	313,000				403,000																403,000	762,000
Notes payable	$ 15,000,000				15,000,000														15,000,000		$ 15,000,000	$ 15,000,000
Received promissory notes																			617,500
Loan interest rate																15.00%
Shares issued (in Shares)																					260,000
Cash paid					8,000,000																$ 8,000,000
Monthly payments														$ 8,000
Agreement amount paid														12,000
Stock price													$ 250,000	$ 150,000
Remaining amount paid						$ 50,000
Forfeited amount							$ 60,000
Stock-based compensation expense								$ 573,568											368,093	$ 699,248
Promissory Notes [Member]
Related Party Transactions [Line Items]
Received promissory notes										$ 179,000					$ 179,000	$ 179,000
Interest rate										15.00%					15.00%	15.00%
Convertible Note [Member]
Related Party Transactions [Line Items]
Principle amount																			$ 268,500
Warrants into note (in Shares)																			179,000
Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Notes payable										$ 179,000					$ 179,000	$ 179,000
Fair value					$ 203,100																$ 203,100
RSU’s [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)														60,000				60,000
Common Stock [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)					2,230,000																2,230,000
Exchange Agreement [Member] | Private Notes Payable [Member]
Related Party Transactions [Line Items]
Forgiveness aggregate amount												$ 100,198
Exchange Agreement [Member] | Convertible Note [Member]
Related Party Transactions [Line Items]
Principle amount						89,500
RSU’s [Member]
Related Party Transactions [Line Items]
Price per unit sold (in Dollars per share)																							$ 0.593
Initial award shares (in Shares)									30,000
Stock price														$ 150,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party																	900,000
Mr. Orr [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Initial award shares (in Shares)														60,000
RMH Ltd. [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)							150,000
Cash paid							$ 100,000						$ 50,000
Initial award shares (in Shares)													60,000
Monthly payments													$ 22,000
Awards issued													$ 264,000
Remaining amount paid						$ 50,000
Donald Orr [Member] | Common Stock [Member]
Related Party Transactions [Line Items]
Initial award shares (in Shares)														30,000
Dante Caravaggio [Member] | Exchange Agreement [Member]
Related Party Transactions [Line Items]
Loss on extinguishment												$ 101,204
Donald Orr [Member]
Related Party Transactions [Line Items]
Cash paid														$ 25,000
Related Party [Member]
Related Party Transactions [Line Items]
Payable to related party																	$ 900,000
Mr. Orr [Member]
Related Party Transactions [Line Items]
Awards issued				$ 75,000
Class A Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)			500,000
Exercise price (in Dollars per share)										$ 11.5					$ 11.5	$ 11.5									$ 11.5
Common stock, shares issued (in Shares)	17,918,226				10,323,205														17,918,226		10,323,205	5,235,131
Price per unit sold (in Dollars per share)											$ 6.77
Shares issued (in Shares)		120,000									134,500
Cash paid																								$ 15,000
Stock-based compensation expense																					$ 30,042
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Warrants to purchase of shares (in Shares)										179,000					179,000	179,000
Class A Common Stock [Member] | Exchange Agreement [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)												20,040
Price per unit sold (in Dollars per share)												$ 5
Class A Common Stock [Member] | RSU’s [Member]
Related Party Transactions [Line Items]
Stock-based compensation expense																					$ 2,778,991
Class A Common Stock [Member] | Dante Caravaggio, LLC [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)																					30,000
Class A Common Stock [Member] | Mr. Orr [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)											200,000
Class A Common Stock [Member] | RMH Ltd. [Member]
Related Party Transactions [Line Items]
Stock-based compensation expense							$ 360,000
Class A Common Stock [Member] | Alexandria [Member]
Related Party Transactions [Line Items]
Issuance of shares (in Shares)																	89,000
Class A Common Stock [Member] | Mr. Caravaggio [Member]
Related Party Transactions [Line Items]
Warrants to purchase of shares (in Shares)																179,000
Class A Common Stock [Member] | Mr. Orr [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)				200,000